Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Quarterly Financial Data (Unaudited)

	Millions of Dollars					Per Common Unit
	Total Revenues	Income Before Income Taxes	Net Income	Net Income Attributable to the Partnership	Limited Partners' Interest in Net Income Attributable to the Partnership	Net Income Attributable to the Partnership
						Basic and Diluted
2013*
First	$42.3	23.0	22.9	**	**	**
Second	45.3	24.1	24.0	**	**	**
Third	50.5	27.8	27.6	11.9	11.7	0.17
Fourth	49.1	25.3	25.2	17.0	16.6	0.24

2012*
First	$37.2	17.6	17.5	**	**	**
Second	35.3	10.6	10.5	**	**	**
Third	36.9	18.5	18.4	**	**	**
Fourth	35.9	14.7	14.7	**	**	**
*Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.
**Information is not applicable for the periods prior to the Offering.